JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	2,732	381,933
National Presto Industries, Inc.	3,011	238,381
		620,314
Automobiles & Parts — 0.1%
Dorman Products, Inc. *	2,778	226,157
Gentherm, Inc. *	7,907	380,722
		606,879
Banks — 5.0%
1st Source Corp.	5,238	273,790
Ameris Bancorp	20,274	1,006,401
Atlantic Union Bankshares Corp.	12,831	438,307
Axos Financial, Inc. *	15,025	832,836
BancFirst Corp.	5,508	487,513
Bancorp, Inc. (The) *	11,754	512,945
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,177	915,268
Brookline Bancorp, Inc.	2,136	23,112
Capital City Bank Group, Inc.	2,002	57,217
Cathay General Bancorp	19,373	797,586
City Holding Co. (a)	2,427	248,064
Community Trust Bancorp, Inc.	5,399	224,059
Enterprise Financial Services Corp.	6,413	266,973
First BanCorp (Puerto Rico)	35,930	599,312
First Busey Corp.	10,014	235,730
First Commonwealth Financial Corp.	20,118	281,853
First Financial Bancorp	19,903	446,225
First Financial Corp.	2,922	115,185
First Merchants Corp.	6,478	219,021
Fulton Financial Corp.	35,360	551,262
Hancock Whitney Corp.	12,586	567,755
Hilltop Holdings, Inc.	38,955	1,226,693
Home BancShares, Inc.	36,924	865,499
Hope Bancorp, Inc.	59,843	663,060
International Bancshares Corp.	10,418	550,696
NBT Bancorp, Inc.	16,267	578,617
Northwest Bancshares, Inc. (a)	57,039	705,572
OceanFirst Financial Corp.	34,051	586,699
OFG Bancorp (Puerto Rico)	26,959	991,282
Old National Bancorp	68,848	1,133,927
Pathward Financial, Inc.	5,781	299,340
Renasant Corp.	16,683	527,683
Republic Bancorp, Inc., Class A	3,926	200,972
Simmons First National Corp., Class A	31,105	591,306
TrustCo Bank Corp.	9,939	287,237
Trustmark Corp.	10,561	285,041
UMB Financial Corp.	4,245	350,213
United Bankshares, Inc.	32,466	1,163,906
United Community Banks, Inc.	314	8,585

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Valley National Bancorp	102,684	987,820
WaFd, Inc.	28,455	826,333
WesBanco, Inc.	18,652	547,250
		22,478,145
Beverages — 1.3%
Coca-Cola Consolidated, Inc.	1,800	1,550,502
Duckhorn Portfolio, Inc. (The) *	6,558	56,595
MGP Ingredients, Inc. (a)	6,630	563,218
National Beverage Corp. * (a)	27,053	1,250,931
Primo Water Corp.	89,410	1,303,598
Vita Coco Co., Inc. (The) *	46,814	921,768
		5,646,612
Chemicals — 3.2%
AdvanSix, Inc.	24,766	628,561
American Vanguard Corp.	16,231	177,243
Arcadium Lithium plc (Jersey) * (a)	145,038	709,236
Avient Corp.	29,165	1,056,065
Balchem Corp.	9,906	1,388,425
Cabot Corp.	16,590	1,196,139
Ecovyst, Inc. *	81,263	752,495
Ingevity Corp. *	15,759	686,462
Innospec, Inc.	12,119	1,407,137
Intrepid Potash, Inc. *	15,173	279,183
LSB Industries, Inc. *	85,093	633,092
Orion SA (Germany)	49,513	1,109,091
Quaker Chemical Corp.	4,997	949,130
Rayonier Advanced Materials, Inc. *	114,578	497,268
Sensient Technologies Corp.	14,631	907,561
Stepan Co.	10,632	949,119
Tronox Holdings plc	69,338	956,171
		14,282,378
Construction & Materials — 2.5%
Atkore, Inc. *	8,205	1,251,509
BlueLinx Holdings, Inc. *	3,759	433,563
Comfort Systems USA, Inc.	6,678	1,452,265
Exponent, Inc.	5,273	465,026
GMS, Inc. *	13,047	1,098,036
Griffon Corp.	8,693	506,454
Installed Building Products, Inc.	5,887	1,147,082
Masonite International Corp. *	5,925	545,396
Mueller Water Products, Inc., Class A	9,226	126,488
Patrick Industries, Inc.	14,671	1,472,822
Quanex Building Products Corp.	7,915	247,106
Simpson Manufacturing Co., Inc.	7,561	1,368,465
Sterling Infrastructure, Inc. *	13,433	1,008,818
		11,123,030

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — 1.1%
Carriage Services, Inc.	4,443	109,787
Cars.com, Inc. *	15,026	261,903
Laureate Education, Inc., Class A	97,227	1,227,005
Perdoceo Education Corp.	62,001	1,122,218
PROG Holdings, Inc. *	11,893	364,401
Strategic Education, Inc.	9,268	871,748
Upbound Group, Inc.	24,883	826,116
		4,783,178
Electricity — 1.3%
ALLETE, Inc.	23,269	1,375,431
Altus Power, Inc. * (a)	41,523	223,809
MGE Energy, Inc.	11,842	763,690
Northwestern Energy Group, Inc.	25,388	1,221,670
NuScale Power Corp. * (a)	72,721	210,164
PNM Resources, Inc.	16,609	601,744
Portland General Electric Co.	30,959	1,267,152
		5,663,660
Electronic & Electrical Equipment — 1.3%
AZZ, Inc.	9,138	570,668
Badger Meter, Inc.	8,196	1,180,142
Belden, Inc.	8,980	666,136
Encore Wire Corp. (a)	6,665	1,502,958
EnerSys	5,522	527,738
Watts Water Technologies, Inc., Class A	6,619	1,310,628
		5,758,270
Finance & Credit Services — 2.0%
Enact Holdings, Inc.	18,562	528,831
Encore Capital Group, Inc. *	5,242	262,519
Enova International, Inc. *	16,898	919,758
Federal Agricultural Mortgage Corp., Class C	3,605	671,576
FirstCash Holdings, Inc.	5,167	593,017
Mr. Cooper Group, Inc. *	20,869	1,405,736
Navient Corp. (a)	73,423	1,264,344
Nelnet, Inc., Class A	3,442	299,902
PennyMac Financial Services, Inc. (a)	16,365	1,427,355
Radian Group, Inc.	50,637	1,467,460
		8,840,498
Food Producers — 3.9%
Andersons, Inc. (The)	25,455	1,341,733
B&G Foods, Inc. (a)	91,567	921,164
BellRing Brands, Inc. *	24,691	1,364,672
Cal-Maine Foods, Inc. (a)	26,431	1,464,806
Fresh Del Monte Produce, Inc.	39,458	969,878
GrowGeneration Corp. *	95,471	220,538
Herbalife Ltd. * (a)	65,475	788,974
J & J Snack Foods Corp.	7,775	1,238,013

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
John B Sanfilippo & Son, Inc.	10,790	1,155,933
Lancaster Colony Corp. (a)	7,326	1,346,372
Medifast, Inc.	16,683	911,726
Nature's Sunshine Products, Inc. *	11,943	207,928
Simply Good Foods Co. (The) *	33,469	1,265,128
Sovos Brands, Inc. * (a)	59,305	1,307,675
SunOpta, Inc. (Canada) *	7,424	44,173
TreeHouse Foods, Inc. *	27,852	1,172,569
USANA Health Sciences, Inc. *	11,911	557,673
Utz Brands, Inc.	70,069	1,240,221
		17,519,176
Gas, Water & Multi-utilities — 3.5%
American States Water Co.	16,060	1,198,076
Aris Water Solutions, Inc., Class A	30,990	269,613
Avista Corp.	37,228	1,266,124
Black Hills Corp.	24,407	1,263,306
Brookfield Infrastructure Corp., Class A (Canada)	33,684	1,179,277
California Water Service Group	23,865	1,080,369
Chesapeake Utilities Corp.	13,107	1,327,477
Consolidated Water Co. Ltd., Class D (Cayman Islands)	6,420	204,991
Excelerate Energy, Inc., Class A	27,236	417,255
Middlesex Water Co.	6,569	367,667
New Jersey Resources Corp.	30,387	1,240,701
Northwest Natural Holding Co.	30,233	1,114,388
ONE Gas, Inc. (a)	21,742	1,334,307
SJW Group	19,427	1,156,684
Southwest Gas Holdings, Inc.	14,160	830,909
Spire, Inc.	21,089	1,197,222
		15,448,366
General Industrials — 1.5%
Apogee Enterprises, Inc.	9,646	509,405
Barnes Group, Inc.	6,038	199,918
CSW Industrials, Inc.	3,488	737,956
Greif, Inc., Class A	13,031	815,871
HB Fuller Co.	16,882	1,279,149
Kronos Worldwide, Inc.	27,859	259,367
Myers Industries, Inc.	12,145	227,719
Otter Tail Corp. (a)	16,817	1,520,593
Standex International Corp.	5,887	869,275
TriMas Corp.	4,414	108,938
		6,528,191
Health Care Providers — 2.4%
Addus HomeCare Corp. *	8,981	777,755
Apollo Medical Holdings, Inc. * (a)	23,004	799,389
Computer Programs and Systems, Inc. *	12,324	124,842
CorVel Corp. *	5,719	1,345,909

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Ensign Group, Inc. (The)	12,095	1,369,396
Healthcare Services Group, Inc. *	18,953	178,916
HealthEquity, Inc. *	13,248	1,001,284
Omnicell, Inc. *	9,498	305,551
Option Care Health, Inc. *	39,937	1,247,632
Pennant Group, Inc. (The) *	14,162	212,572
RadNet, Inc. *	14,015	518,135
Select Medical Holdings Corp.	45,969	1,194,734
Surgery Partners, Inc. *	30,571	938,224
US Physical Therapy, Inc. (a)	9,248	853,220
		10,867,559
Household Goods & Home Construction — 3.7%
Beazer Homes USA, Inc. *	17,046	541,211
Central Garden & Pet Co., Class A *	16,793	693,215
Century Communities, Inc.	6,152	533,378
CompX International, Inc.	3,766	90,836
Ethan Allen Interiors, Inc. (a)	39,211	1,142,216
Green Brick Partners, Inc. *	14,716	767,734
HNI Corp.	21,235	864,689
Interface, Inc.	43,305	537,415
KB Home	17,833	1,062,669
La-Z-Boy, Inc.	35,674	1,241,812
M/I Homes, Inc. *	11,978	1,526,237
MDC Holdings, Inc.	19,652	1,229,822
Meritage Homes Corp.	6,748	1,117,536
MillerKnoll, Inc.	22,369	594,792
Steelcase, Inc., Class A	34,530	437,840
Taylor Morrison Home Corp. *	28,103	1,465,290
Tri Pointe Homes, Inc. *	27,048	933,968
Worthington Enterprises, Inc.	28,351	1,617,141
		16,397,801
Industrial Engineering — 1.0%
Albany International Corp., Class A	6,471	575,337
Columbus McKinnon Corp.	11,163	436,138
Enpro, Inc.	6,745	1,007,568
Franklin Electric Co., Inc.	13,622	1,284,010
Hillenbrand, Inc.	23,790	1,107,900
Tennant Co.	444	41,967
		4,452,920
Industrial Materials — 2.1%
Boise Cascade Co.	11,644	1,577,296
Clearwater Paper Corp. *	22,756	750,265
Koppers Holdings, Inc.	22,840	1,168,038
Materion Corp.	11,297	1,321,410
Mativ Holdings, Inc.	56,222	676,351
Minerals Technologies, Inc.	18,720	1,223,352

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Materials — continued
Sylvamo Corp.	24,871	1,154,761
Tredegar Corp.	17,654	83,503
UFP Industries, Inc.	11,535	1,308,646
		9,263,622
Industrial Metals & Mining — 3.3%
Carpenter Technology Corp.	17,756	1,093,592
Commercial Metals Co.	28,008	1,462,578
Compass Minerals International, Inc.	15,969	359,143
Constellium SE *	72,413	1,357,744
Energy Fuels, Inc. * (a)	75,338	568,802
GrafTech International Ltd.	288,746	384,032
Haynes International, Inc.	13,417	746,924
Kaiser Aluminum Corp.	8,648	561,255
Mueller Industries, Inc.	31,009	1,488,432
Olympic Steel, Inc.	12,136	820,151
Piedmont Lithium, Inc. * (a)	17,163	262,251
Ryerson Holding Corp.	41,594	1,427,506
Schnitzer Steel Industries, Inc., Class A	24,445	643,637
TimkenSteel Corp. *	48,976	1,006,457
Uranium Energy Corp. * (a)	199,508	1,524,241
US Silica Holdings, Inc. *	76,245	817,346
		14,524,091
Industrial Support Services — 2.3%
ABM Industries, Inc.	17,810	726,470
Applied Industrial Technologies, Inc.	7,927	1,398,798
ASGN, Inc. *	7,861	729,658
CoreCivic, Inc., REIT *	66,935	951,816
CRA International, Inc.	6,237	668,856
Cross Country Healthcare, Inc. *	16,837	357,786
Donnelley Financial Solutions, Inc. *	5,329	331,037
DXP Enterprises, Inc. *	2,130	68,629
EVERTEC, Inc. (Puerto Rico)	15,556	624,729
Heidrick & Struggles International, Inc.	8,284	248,271
Insperity, Inc.	6,579	754,545
Korn Ferry	9,771	573,265
Maximus, Inc.	15,369	1,246,733
Pitney Bowes, Inc. (a)	64,364	264,536
Resources Connection, Inc.	8,837	118,946
Target Hospitality Corp. * (a)	17,371	167,978
TriNet Group, Inc. *	9,594	1,090,838
TrueBlue, Inc. *	6,095	83,989
UniFirst Corp.	171	28,971
		10,435,851
Industrial Transportation — 3.6%
ArcBest Corp.	9,874	1,176,290
Ardmore Shipping Corp. (Ireland)	40,029	663,280

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Costamare, Inc. (Monaco)	28,115	301,112
DHT Holdings, Inc.	117,319	1,304,587
Dorian LPG Ltd. (a)	20,932	783,694
Federal Signal Corp.	11,748	904,361
FLEX LNG Ltd. (Norway)	12,472	373,786
Forward Air Corp.	7,861	348,478
GATX Corp.	7,640	937,046
Genco Shipping & Trading Ltd.	27,277	478,439
Hub Group, Inc., Class A *	6,330	286,622
International Seaways, Inc.	19,837	1,064,057
Matson, Inc.	13,298	1,489,775
McGrath RentCorp	6,542	822,002
Nordic American Tankers Ltd.	70,417	313,356
Scorpio Tankers, Inc. (Monaco)	20,030	1,416,121
Teekay Tankers Ltd., Class A (Canada)	25,559	1,598,715
Textainer Group Holdings Ltd. (China)	26,394	1,310,462
Tingo Group, Inc. ‡ * (a)	827,098	1
Wabash National Corp.	22,751	575,600
		16,147,784
Investment Banking & Brokerage Services — 1.2%
Artisan Partners Asset Management, Inc., Class A (a)	31,363	1,314,110
Brightsphere Investment Group, Inc.	26,032	575,828
Cannae Holdings, Inc. *	2,266	45,886
Cohen & Steers, Inc.	3,957	278,652
Hamilton Lane, Inc., Class A	6,560	760,566
Moelis & Co., Class A (a)	19,137	1,051,961
StoneX Group, Inc. *	4,981	327,501
Victory Capital Holdings, Inc., Class A	11,044	372,514
Virtus Investment Partners, Inc.	1,619	382,262
WisdomTree, Inc. (a)	41,470	280,752
		5,390,032
Leisure Goods — 0.8%
Camping World Holdings, Inc., Class A (a)	5,514	137,023
LCI Industries	5,556	618,272
Smith & Wesson Brands, Inc.	78,817	1,029,350
Sturm Ruger & Co., Inc.	17,529	765,316
Winnebago Industries, Inc.	12,941	850,482
		3,400,443
Life Insurance — 1.3%
American Equity Investment Life Holding Co. *	23,354	1,289,374
CNO Financial Group, Inc.	48,644	1,322,144
Genworth Financial, Inc., Class A *	216,679	1,336,910
Jackson Financial, Inc., Class A	26,814	1,342,577
National Western Life Group, Inc., Class A	1,024	495,616
		5,786,621

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — 0.4%
Gray Television, Inc.	31,214	298,094
Scholastic Corp.	7,060	271,386
TEGNA, Inc.	79,550	1,240,185
		1,809,665
Medical Equipment & Services — 2.8%
AdaptHealth Corp. *	38,316	276,642
Anika Therapeutics, Inc. *	4,561	107,275
AtriCure, Inc. *	16,836	573,434
Atrion Corp.	407	138,380
Avanos Medical, Inc. *	13,007	249,604
CONMED Corp. (a)	10,264	981,238
Fulgent Genetics, Inc. * (a)	23,244	571,570
Haemonetics Corp. *	12,171	930,595
Integer Holdings Corp. *	14,353	1,454,246
Lantheus Holdings, Inc. *	15,962	828,907
Merit Medical Systems, Inc. *	16,228	1,270,652
NeoGenomics, Inc. * (a)	43,717	649,198
OraSure Technologies, Inc. *	101,439	747,605
Owens & Minor, Inc. *	32,360	637,816
Patterson Cos., Inc.	24,672	736,706
STAAR Surgical Co. *	5,819	162,990
Surmodics, Inc. *	2,820	99,292
UFP Technologies, Inc. *	5,357	902,708
Varex Imaging Corp. *	37,829	728,965
Zynex, Inc. * (a)	25,961	307,378
		12,355,201
Mortgage Real Estate Investment Trusts — 1.9%
Apollo Commercial Real Estate Finance, Inc. (a)	84,133	938,924
Arbor Realty Trust, Inc. (a)	59,093	785,937
Dynex Capital, Inc. (a)	48,923	598,817
Ellington Financial, Inc. (a)	99,132	1,210,402
KKR Real Estate Finance Trust, Inc.	31,781	388,999
Ladder Capital Corp.	74,865	818,274
MFA Financial, Inc.	78,180	865,453
New York Mortgage Trust, Inc.	54,240	425,242
PennyMac Mortgage Investment Trust (a)	40,031	574,045
Ready Capital Corp. (a)	79,833	748,035
Redwood Trust, Inc.	73,394	492,474
TPG RE Finance Trust, Inc.	16,662	101,472
Two Harbors Investment Corp.	37,663	469,281
		8,417,355
Nonequity Investment Instruments — 0.0% ^
OmniAb, Inc. * (a)	10,417	60,419
OmniAb, Inc. ‡ *	1,382	—
		60,419

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — 1.3%
Employers Holdings, Inc.	16,566	691,134
Enstar Group Ltd. *	1,342	358,166
Essent Group Ltd.	21,607	1,191,842
Horace Mann Educators Corp.	5,050	185,991
NMI Holdings, Inc., Class A *	12,112	386,615
Safety Insurance Group, Inc.	4,287	357,150
Selective Insurance Group, Inc.	11,856	1,243,220
Stewart Information Services Corp.	26,448	1,630,784
		6,044,902
Non-Renewable Energy — 5.9%
Alpha Metallurgical Resources, Inc. (a)	4,449	1,776,219
Arch Resources, Inc.	5,705	1,009,557
Archrock, Inc.	89,861	1,468,329
Berry Corp.	62,222	417,510
Cactus, Inc., Class A	20,211	857,755
California Resources Corp.	8,827	420,871
ChampionX Corp.	32,256	884,137
Chord Energy Corp.	6,679	1,026,963
Civitas Resources, Inc.	16,686	1,081,420
CNX Resources Corp. * (a)	56,377	1,138,815
Comstock Resources, Inc. (a)	67,668	528,487
CONSOL Energy, Inc.	11,462	1,084,305
CVR Energy, Inc. (a)	23,623	796,804
DMC Global, Inc. *	7,634	129,931
DNOW, Inc. *	22,490	226,924
Helix Energy Solutions Group, Inc. *	109,173	1,026,226
Magnolia Oil & Gas Corp., Class A (a)	46,599	960,871
Matador Resources Co.	18,988	1,042,251
MRC Global, Inc. *	15,943	169,952
Newpark Resources, Inc. *	5,773	37,467
Northern Oil and Gas, Inc.	15,683	525,381
Par Pacific Holdings, Inc. *	30,728	1,124,338
Patterson-UTI Energy, Inc.	64,125	711,146
PBF Energy, Inc., Class A	26,610	1,344,071
Permian Resources Corp. (a)	95,397	1,285,952
RPC, Inc.	31,294	228,759
SandRidge Energy, Inc.	37,408	546,157
SM Energy Co.	25,913	960,854
Solaris Oilfield Infrastructure, Inc., Class A	56,866	426,495
SunCoke Energy, Inc.	99,761	1,022,550
Warrior Met Coal, Inc.	22,372	1,435,611
World Kinect Corp.	20,697	467,131
		26,163,239
Personal Care, Drug & Grocery Stores — 2.2%
ACCO Brands Corp.	96,283	585,401
Edgewell Personal Care Co.	35,063	1,299,084
Energizer Holdings, Inc. (a)	41,912	1,325,257

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Ingles Markets, Inc., Class A	13,666	1,151,361
Nu Skin Enterprises, Inc., Class A	6,081	112,863
PetMed Express, Inc. (a)	55,892	347,089
SpartanNash Co.	38,552	864,721
Sprouts Farmers Market, Inc. *	29,789	1,500,472
United Natural Foods, Inc. *	49,965	744,978
WD-40 Co. (a)	5,423	1,404,449
Weis Markets, Inc. (a)	11,482	697,532
		10,033,207
Personal Goods — 1.2%
elf Beauty, Inc. *	8,752	1,396,207
Inter Parfums, Inc.	4,229	588,465
Movado Group, Inc.	19,760	544,981
Oxford Industries, Inc. (a)	5,880	558,188
Signet Jewelers Ltd.	15,314	1,523,437
Steven Madden Ltd.	20,863	873,742
		5,485,020
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.7%
Alkermes plc *	17,323	468,587
Amphastar Pharmaceuticals, Inc. *	22,350	1,192,596
ANI Pharmaceuticals, Inc. *	15,055	840,370
Arcellx, Inc. *	18,467	1,141,999
Arcturus Therapeutics Holdings, Inc. * (a)	14,369	473,746
Castle Biosciences, Inc. *	16,471	380,151
Catalyst Pharmaceuticals, Inc. *	88,030	1,267,632
Collegium Pharmaceutical, Inc. *	37,769	1,244,866
Corcept Therapeutics, Inc. * (a)	40,897	862,927
Dynavax Technologies Corp. *	79,901	1,032,321
Eagle Pharmaceuticals, Inc. *	2,275	13,332
Harmony Biosciences Holdings, Inc. * (a)	15,050	474,677
Innoviva, Inc. * (a)	74,917	1,213,655
Ironwood Pharmaceuticals, Inc. *	108,783	1,543,631
Ligand Pharmaceuticals, Inc. *	12,921	944,525
Mural Oncology plc *	1,693	7,432
Myriad Genetics, Inc. *	18,477	395,223
OmniAb Operations, Inc. ‡ *	1,382	—
Pacira BioSciences, Inc. *	6,221	202,742
PDL BioPharma, Inc. ‡ *	22,361	32,424
Prestige Consumer Healthcare, Inc. *	22,254	1,369,511
Prothena Corp. plc (Ireland) * (a)	17,444	495,235
Supernus Pharmaceuticals, Inc. *	31,824	880,888
Vanda Pharmaceuticals, Inc. *	35,378	127,361
		16,605,831

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Precious Metals & Mining — 0.3%
Coeur Mining, Inc. *	134,370	361,455
Hecla Mining Co.	208,626	794,865
		1,156,320
Real Estate Investment & Services — 1.5%
Anywhere Real Estate, Inc. *	869	6,187
Douglas Elliman, Inc.	39,329	84,951
eXp World Holdings, Inc. (a)	66,487	823,109
Kennedy-Wilson Holdings, Inc.	12,251	128,023
Marcus & Millichap, Inc.	7,325	279,009
Newmark Group, Inc., Class A	131,073	1,330,391
Opendoor Technologies, Inc. * (a)	390,812	1,336,577
Redfin Corp. * (a)	168,058	1,371,353
St. Joe Co. (The)	24,665	1,361,508
		6,721,108
Real Estate Investment Trusts — 11.0%
Acadia Realty Trust	71,481	1,219,466
Alexander & Baldwin, Inc.	36,594	633,808
American Assets Trust, Inc.	31,219	700,242
Apartment Investment and Management Co., Class A *	48,184	358,007
Apple Hospitality REIT, Inc.	76,830	1,233,890
Ares Commercial Real Estate Corp. (a)	91,640	871,496
Brandywine Realty Trust	176,609	837,127
Broadstone Net Lease, Inc.	79,038	1,270,141
CareTrust REIT, Inc.	56,580	1,183,654
Community Healthcare Trust, Inc.	14,256	364,811
COPT Defense Properties	50,407	1,187,589
DiamondRock Hospitality Co. (a)	112,649	1,029,612
DigitalBridge Group, Inc.	47,765	938,105
Douglas Emmett, Inc. (a)	63,779	864,205
Easterly Government Properties, Inc. (a)	70,211	862,191
Empire State Realty Trust, Inc., Class A	116,797	1,111,907
Equity Commonwealth	15,360	293,530
Essential Properties Realty Trust, Inc.	53,200	1,325,212
Four Corners Property Trust, Inc.	50,176	1,174,620
GEO Group, Inc. (The) * (a)	127,119	1,413,563
Getty Realty Corp.	35,886	992,607
Global Net Lease, Inc. (a)	35,080	296,426
Independence Realty Trust, Inc.	62,830	922,973
Innovative Industrial Properties, Inc. (a)	15,312	1,427,538
Kite Realty Group Trust	59,037	1,263,392
LTC Properties, Inc.	39,225	1,222,643
LXP Industrial Trust	91,341	830,290
Macerich Co. (The)	107,482	1,697,141
National Health Investors, Inc.	23,286	1,238,349
Paramount Group, Inc.	48,690	231,277
Pebblebrook Hotel Trust (a)	62,307	948,312
Phillips Edison & Co., Inc.	36,687	1,273,406

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Physicians Realty Trust	92,621	1,133,681
Piedmont Office Realty Trust, Inc., Class A	98,187	667,672
PotlatchDeltic Corp.	28,337	1,267,514
Retail Opportunity Investments Corp.	66,341	901,574
RLJ Lodging Trust	116,707	1,351,467
Ryman Hospitality Properties, Inc.	12,812	1,408,039
Sabra Health Care REIT, Inc.	89,053	1,187,967
Service Properties Trust	85,010	657,127
SITE Centers Corp.	97,053	1,292,746
SL Green Realty Corp. (a)	21,727	976,629
Star Holdings *	5,273	61,114
Summit Hotel Properties, Inc.	42,859	277,726
Sunstone Hotel Investors, Inc.	129,034	1,376,793
Tanger, Inc. (a)	50,275	1,352,397
Terreno Realty Corp.	22,170	1,324,214
Urban Edge Properties	74,944	1,294,283
Veris Residential, Inc.	19,421	296,170
Whitestone	47,690	616,155
Xenia Hotels & Resorts, Inc.	31,075	414,230
		49,075,028
Renewable Energy — 0.4%
Arcosa, Inc.	17,214	1,347,512
REX American Resources Corp. *	14,398	595,933
		1,943,445
Retailers — 2.4%
Abercrombie & Fitch Co., Class A *	1,075	109,542
Academy Sports & Outdoors, Inc.	17,155	1,076,133
Asbury Automotive Group, Inc. *	2,118	442,789
Big 5 Sporting Goods Corp. (a)	50,060	251,802
Buckle, Inc. (The) (a)	32,387	1,204,473
Caleres, Inc. (a)	3,221	101,043
Dillard's, Inc., Class A	3,356	1,299,678
Global Industrial Co.	2,602	110,663
Group 1 Automotive, Inc.	4,460	1,159,868
Haverty Furniture Cos., Inc. (a)	27,646	937,199
Hibbett, Inc.	11,562	770,607
ODP Corp. (The) *	20,265	1,036,352
PriceSmart, Inc.	3,382	257,100
Shoe Carnival, Inc.	35,958	916,929
Urban Outfitters, Inc. *	24,054	914,052
Zumiez, Inc. *	13,854	237,873
		10,826,103
Software & Computer Services — 3.1%
A10 Networks, Inc.	26,189	350,147
Agilysys, Inc. *	13,046	1,092,081
Appfolio, Inc., Class A *	4,158	911,683

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Blackbaud, Inc. *	5,505	445,465
Cargurus, Inc. *	38,459	893,787
Cerence, Inc. * (a)	10,359	207,387
Consensus Cloud Solutions, Inc. *	2,779	60,415
CSG Systems International, Inc.	13,368	672,544
Mitek Systems, Inc. * (a)	22,199	279,707
NetScout Systems, Inc. *	30,866	663,928
OneSpan, Inc. *	15,411	158,117
Perficient, Inc. *	5,899	401,899
Progress Software Corp.	22,476	1,276,862
Qualys, Inc. *	6,932	1,311,326
Shutterstock, Inc.	16,751	786,795
Simulations Plus, Inc. (a)	14,567	552,089
SPS Commerce, Inc. *	7,327	1,346,703
Veradigm, Inc. *	55,915	510,504
Verint Systems, Inc. *	9,325	276,859
Workiva, Inc. *	12,177	1,131,730
Yelp, Inc. *	9,381	410,231
		13,740,259
Technology Hardware & Equipment — 7.0%
Adeia, Inc.	76,796	932,303
Advanced Energy Industries, Inc.	11,734	1,222,448
Alpha & Omega Semiconductor Ltd. *	7,199	184,726
Amkor Technology, Inc.	45,900	1,453,194
Axcelis Technologies, Inc. *	7,145	929,207
Benchmark Electronics, Inc.	17,210	466,735
Cohu, Inc. *	35,889	1,143,424
CTS Corp.	19,665	807,445
Diodes, Inc. *	14,569	980,785
Fabrinet (Thailand) *	7,942	1,695,696
FormFactor, Inc. *	31,091	1,205,398
Ichor Holdings Ltd. *	13,714	496,447
Insight Enterprises, Inc. *	8,205	1,515,792
Kulicke & Soffa Industries, Inc. (Singapore)	24,871	1,251,509
MaxLinear, Inc. *	26,904	560,141
Methode Electronics, Inc.	20,948	434,881
Novanta, Inc. *	8,021	1,239,646
Onto Innovation, Inc. *	9,306	1,502,919
PC Connection, Inc.	8,542	551,044
Photronics, Inc. *	56,770	1,658,819
Plexus Corp. *	11,077	1,049,214
Power Integrations, Inc.	14,496	1,086,620
Rambus, Inc. *	19,075	1,307,210
Sanmina Corp. *	14,879	890,062
ScanSource, Inc. *	8,101	318,045
Super Micro Computer, Inc. *	4,896	2,592,971
Synaptics, Inc. *	2,523	269,482

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
TTM Technologies, Inc. *	62,136	864,312
Ultra Clean Holdings, Inc. *	34,837	1,330,773
Vishay Intertechnology, Inc.	49,484	1,075,287
		31,016,535
Telecommunications Equipment — 2.4%
Aviat Networks, Inc. *	17,079	509,467
Cambium Networks Corp. *	21,453	91,175
Clearfield, Inc. * (a)	30,954	779,731
CommScope Holding Co., Inc. *	128,519	298,164
Comtech Telecommunications Corp. *	36,733	232,520
Digi International, Inc. *	34,898	848,370
EchoStar Corp., Class A *	109,897	1,471,521
Extreme Networks, Inc. *	79,310	1,071,478
Harmonic, Inc. * (a)	116,404	1,361,927
Infinera Corp. * (a)	190,706	942,088
InterDigital, Inc.	12,829	1,347,687
Lightwave Logic, Inc. * (a)	59,094	254,695
NETGEAR, Inc. *	25,557	362,909
Ribbon Communications, Inc. *	1,005	3,055
Viavi Solutions, Inc. *	104,395	1,026,203
		10,600,990
Telecommunications Service Providers — 2.5%
8x8, Inc. *	169,614	569,903
Cogent Communications Holdings, Inc.	19,785	1,527,402
Consolidated Communications Holdings, Inc. *	112,678	489,022
fuboTV, Inc. * (a)	369,112	919,089
Globalstar, Inc. * (a)	766,410	1,218,592
Gogo, Inc. *	82,767	732,488
IDT Corp., Class B *	44,671	1,544,723
Liberty Latin America Ltd., Class C (Puerto Rico) *	120,842	860,395
Lumen Technologies, Inc. * (a)	587,471	716,715
Shenandoah Telecommunications Co.	44,402	909,797
Telephone and Data Systems, Inc.	61,107	1,173,865
WideOpenWest, Inc. *	38,905	144,338
Xperi, Inc. *	47,576	508,112
		11,314,441
Tobacco — 0.7%
Turning Point Brands, Inc.	32,908	799,335
Universal Corp.	19,588	1,135,125
Vector Group Ltd.	100,558	1,052,842
		2,987,302
Travel & Leisure — 0.4%
Biglari Holdings, Inc., Class B *	209	32,326
Bloomin' Brands, Inc.	36,881	981,772

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Chuy's Holdings, Inc. *	598	20,219
International Game Technology plc	28,675	744,403
		1,778,720
Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	15,639	1,334,632
Total Common Stocks (Cost $432,657,678)		445,435,143
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Achillion Pharmaceuticals, Inc. ‡ *(Cost $—)	12,757	6,379
	SHARES
Short-Term Investments — 11.6%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $353,392)	353,392	353,392
Investment of Cash Collateral from Securities Loaned — 11.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.51% (b) (c)	45,640,632	45,658,888
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	5,778,680	5,778,680
Total Investment of Cash Collateral from Securities Loaned (Cost $51,432,139)		51,437,568
Total Short-Term Investments (Cost $51,785,531)		51,790,960
Total Investments — 111.5% (Cost $484,443,209)		497,232,482
Liabilities in Excess of Other Assets — (11.5)%		(51,337,510)
NET ASSETS — 100.0%		445,894,972

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $47,860,215.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	2	03/15/2024	USD	195,540	6,581

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$620,314	$—	$—	$620,314
Automobiles & Parts	606,879	—	—	606,879
Banks	22,478,145	—	—	22,478,145
Beverages	5,646,612	—	—	5,646,612
Chemicals	14,282,378	—	—	14,282,378
Construction & Materials	11,123,030	—	—	11,123,030
Consumer Services	4,783,178	—	—	4,783,178
Electricity	5,663,660	—	—	5,663,660
Electronic & Electrical Equipment	5,758,270	—	—	5,758,270
Finance & Credit Services	8,840,498	—	—	8,840,498
Food Producers	17,519,176	—	—	17,519,176
Gas, Water & Multi-utilities	15,448,366	—	—	15,448,366
General Industrials	6,528,191	—	—	6,528,191
Health Care Providers	10,867,559	—	—	10,867,559
Household Goods & Home Construction	16,397,801	—	—	16,397,801
Industrial Engineering	4,452,920	—	—	4,452,920
Industrial Materials	9,263,622	—	—	9,263,622
Industrial Metals & Mining	14,524,091	—	—	14,524,091
Industrial Support Services	10,435,851	—	—	10,435,851
Industrial Transportation	16,147,783	—	1	16,147,784
Investment Banking & Brokerage Services	5,390,032	—	—	5,390,032
Leisure Goods	3,400,443	—	—	3,400,443
Life Insurance	5,786,621	—	—	5,786,621
Media	1,809,665	—	—	1,809,665
Medical Equipment & Services	12,355,201	—	—	12,355,201
Mortgage Real Estate Investment Trusts	8,417,355	—	—	8,417,355
Nonequity Investment Instruments	60,419	—	— (a)	60,419
Non-life Insurance	6,044,902	—	—	6,044,902
Non-Renewable Energy	26,163,239	—	—	26,163,239
Personal Care, Drug & Grocery Stores	10,033,207	—	—	10,033,207
Personal Goods	5,485,020	—	—	5,485,020
Pharmaceuticals, Biotechnology & Marijuana Producers	16,573,407	—	32,424	16,605,831
Precious Metals & Mining	1,156,320	—	—	1,156,320
Real Estate Investment & Services	6,721,108	—	—	6,721,108
Real Estate Investment Trusts	49,075,028	—	—	49,075,028
Renewable Energy	1,943,445	—	—	1,943,445
Retailers	10,826,103	—	—	10,826,103
Software & Computer Services	13,740,259	—	—	13,740,259
Technology Hardware & Equipment	31,016,535	—	—	31,016,535
Telecommunications Equipment	10,600,990	—	—	10,600,990
Telecommunications Service Providers	11,314,441	—	—	11,314,441
Tobacco	2,987,302	—	—	2,987,302
Travel & Leisure	1,778,720	—	—	1,778,720

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,334,632	$—	$—	$1,334,632
Total Common Stocks	445,402,718	—	32,425	445,435,143
Rights	—	—	6,379	6,379
Short-Term Investments
Investment Companies	353,392	—	—	353,392
Investment of Cash Collateral from Securities Loaned	51,437,568	—	—	51,437,568
Total Short-Term Investments	51,790,960	—	—	51,790,960
Total Investments in Securities	$497,193,678	$—	$38,804	$497,232,482
Appreciation in Other Financial Instruments
Futures Contracts	$6,581	$—	$—	$6,581

(a)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$43,647,261	$36,000,000	$34,000,000	$5,298	$6,329	$45,658,888	45,640,632	$741,023	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	5,628,021	27,974,789	27,824,130	—	—	5,778,680	5,778,680	98,505	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	365,657	7,417,743	7,430,008	—	—	353,392	353,392	23,033	—
Total	$49,640,939	$71,392,532	$69,254,138	$5,298	$6,329	$51,790,960		$862,561	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.